UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-05076

Tax-Exempt California Money Market Fund
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt California Money Market Fund

March 31, 2011

Contents
4 Information About Your Fund's Expenses
6 Portfolio Summary
7 Investment Portfolio
10 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
15 Notes to Financial Statements
20 Summary of Management Fee Evaluation by Independent Fee Consultant
24 Summary of Administrative Fee Evaluation by Independent Fee Consultant
25 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of thefund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2010 to March 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended March 31, 2011
Actual Fund Return	Premier Shares	Institutional Shares
Beginning Account Value 10/1/10	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,000.05	$1,000.60
Expenses Paid per $1,000*	$1.80	$1.25
Hypothetical 5% Portfolio Return	Premier Shares	Institutional Shares
Beginning Account Value 10/1/10	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,023.14	$1,023.68
Expenses Paid per $1,000*	$1.82	$1.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Premier Shares	Institutional Shares
Tax-Exempt California Money Market Fund	.36%	.25%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	3/31/11	9/30/10

Municipal Investments: Municipal Variable Rate Demand Notes	80%	88%
Municipal Bonds and Notes	20%	12%
	100%	100%

Weighted Average Maturity	3/31/11	9/30/10

Tax-Exempt California Money Market Fund	32 days	27 days
iMoney Net State Specific Retail California Money Fund Average*	26 days	29 days

* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Funds Average Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 7. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month beginning December 2010, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of March 31, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Investments 98.9%
California 95.8%
Alameda County, CA, Industrial Development Authority Revenue, Essai, Inc. Project, AMT, 0.28%*, 8/1/2035, LOC: Union Bank NA	3,750,000	3,750,000
Alameda County, CA, Industrial Development Authority Revenue, Malberg Engineering, Inc., AMT, 0.35%*, 8/1/2031, LOC: Comerica Bank	2,120,000	2,120,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 0.35%*, 3/1/2032, LOC: Comerica Bank	2,400,000	2,400,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C-4, 0.2%*, 4/1/2045, LOC: Lloyds TSB Bank PLC	4,200,000	4,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	11,900,000	11,900,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.4%*, 1/1/2020, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	4,490,000	4,490,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Series 31C, 144A, AMT, 0.43%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, State Economic Recovery:
Series B, Prerefunded 7/1/2011 @ 100, 3.5%, 7/1/2023	1,065,000	1,073,599
Series A, ETM, 5.0%, 7/1/2011, INS: NATL	700,000	708,126
California, State General Obligation, Series 2178, 144A, 0.3%*, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,195,500	2,195,500
California, State Kindergarten, Series A8, 0.24%*, 5/1/2034, LOC: Citibank NA, California State Teacher's Retirement System	1,000,000	1,000,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.24%*, 10/1/2036, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	1,100,000	1,100,000
California, Statewide Communities Development Authority Revenue, Butte County, Series A-1, 2.0%, 6/30/2011	4,500,000	4,515,655
California, Statewide Communities Development Authority Revenue, Tiger Woods Learning Foundation, 0.47%*, 7/1/2036, LOC: Bank of America NA	1,525,000	1,525,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.35%*, 5/15/2018, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	6,490,000	6,490,000
Series 29G, 144A, AMT, 0.35%*, 5/1/2039, LIQ: The Goldman Sachs & Co., LOC: The Goldman Sachs & Co.	7,495,000	7,495,000
Series 2681, 144A, AMT, 0.45%*, 5/15/2018, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	5,000,000	5,000,000
Series 14G, 144A, 0.75%*, 5/15/2025, LIQ: The Goldman Sachs & Co., LOC: The Goldman Sachs & Co.	5,000,000	5,003,784
California, University Revenues, Series E, 5.0%, 5/15/2011, INS: NATL	930,000	935,279
California, William S. Hart Union High School District, Municipal Securities Trust Receipts, "A", Series 59, 144A, 0.25%*, 9/1/2027, LIQ: Societe Generale, LOC: Societe Generale	8,435,000	8,435,000
Hayward, CA, Multi-Family Housing Revenue, Shorewood, Series A, 0.27%*, 7/15/2014, INS: Fannie Mae, LIQ: Fannie Mae	3,200,000	3,200,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 0.28%*, 10/1/2023, LOC: Bank of America NA	2,890,000	2,890,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.32%*, 11/1/2020, LOC: Union Bank of CA	2,470,000	2,470,000
Los Angeles County, CA, Series R-13101CE, 144A, 0.27%*, 6/30/2011, GTY: Citibank NA, LIQ: Citibank NA	7,500,000	7,500,000
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2011	515,000	520,948
Los Angeles, CA, Community College District, Series A, Prerefunded 8/1/2011 @ 100, 5.0%, 6/1/2026, INS: NATL	500,000	507,632
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Asset Backed Bonds, Series B, Prerefunded 6/1/2011 @ 100, 4.6%, 6/1/2012	1,760,000	1,772,336
Orange County, CA, Water District, 0.3%, 5/11/2011	5,000,000	5,000,000
San Diego County, CA, School District, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2011	3,500,000	3,513,924
San Diego, CA, Certificates of Participation, 0.28%*, 12/1/2028, LOC: Comerica Bank	1,000,000	1,000,000
San Diego, CA, Unified School District, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2011	1,500,000	1,505,994
San Francisco, CA, City & County Unified School District, Tax & Revenue Anticipation Notes, 144A, 2.0%, 6/30/2011	2,500,000	2,509,630
Southern California, Metropolitan Water District, Waterworks Revenue, Series B-2, 0.32%*, 7/1/2035, SPA: Banco Bilbao Vizcaya	4,000,000	4,000,000
		115,727,407
Puerto Rico 3.1%
Commonwealth of Puerto Rico, Public Improvement, Series A, Prerefunded 7/1/2011 @ 100, 5.125%, 7/1/2031	1,000,000	1,011,999
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue, Series DCL 019, 144A, 0.34%*, 1/1/2029, INS: AGMC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local	745,000	745,000
Puerto Rico, Municipal Finance Agency, Series PT 3326, 144A, 0.42%*, 8/1/2021, GTY: Dexia Credit Local, INS: CIFG	1,995,000	1,995,000
		3,751,999

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $119,479,406)+	98.9	119,479,406
Other Assets and Liabilities, Net	1.1	1,347,110
Net Assets	100.0	120,826,516

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2011.

+ The cost for federal income tax purposes was $119,479,406.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

CIFG: CIFG Assurance North America, Inc.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$119,479,406	$—	$119,479,406
Total	$—	$119,479,406	$—	$119,479,406

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2011 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$119,479,406
Receivable for investments sold	1,650,409
Interest receivable	321,878
Other assets	19,951
Total assets	121,471,644
Liabilities
Cash overdraft	543,172
Distributions payable	388
Accrued management fee	1,686
Accrued expenses and other liabilities	99,882
Total liabilities	645,128
Net assets, at value	$120,826,516
Net Assets Consist of
Undistributed net investment income	8,593
Paid-in capital	120,817,923
Net assets, at value	$120,826,516
Premier Shares Net Asset Value, offering and redemption price per share ($9,287,262 ÷ 9,286,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($111,539,254 ÷ 111,531,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2011 (Unaudited)
Investment Income
Income: Interest	$264,906
Expenses: Management fee	85,378
Administrative service fees	71,148
Services to shareholders	24,869
Custodian fee	4,425
Distribution fee	14,003
Legal fees	7,485
Audit and tax fees	21,487
Trustees' fees and expenses	2,127
Reports to shareholders	20,678
Registration fees	16,536
Other	3,731
Total expenses, before expense reductions	271,867
Expense reductions	(92,099)
Total expenses, after expense reductions	179,768
Net investment income	85,138
Net increase (decrease) in net assets resulting from operations	$85,138

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Operations: Net investment income	$85,138	$176,213
Distributions to shareholders from: Net investment income: Premier Shares	(420)	(20,523)
Institutional Shares	(85,535)	(165,691)
Total distributions	(85,955)	(186,214)
Fund share transactions: Proceeds from shares sold	82,796,729	331,616,566
Reinvestment of distributions	85,842	181,393
Payments for shares redeemed	(121,386,302)	(345,570,558)
Net increase (decrease) in net assets from Fund share transactions	(38,503,731)	(13,772,599)
Increase (decrease) in net assets	(38,504,548)	(13,782,600)
Net assets at beginning of period	159,331,064	173,113,664
Net assets at end of period (including undistributed net investment income of $8,593 and $9,410, respectively)	$120,826,516	$159,331,064

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Premier Shares Years Ended September 30,	2011	a	2010		2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001		.003		.018		.026	.023
Net realized and unrealized gain (loss)	—		—		.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.001		.003		.018		.026	.023
Less distributions from: Net investment income	(.000	)***	(.002)		(.003)		(.018)		(.026)	(.023)
Net realized gains	—		—		(.000	)***	—		—	—
Total distributions	(.000	)***	(.002)		(.003)		(.018)		(.026)	(.023)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.00	b**	.20	b	.32	b	1.78	b	2.67	2.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		9		173		221		117	91
Ratio of expenses before expense reductions (%)	.91	*	.89		.93		.88		.97	.95
Ratio of expenses after expense reductions (%)	.36	*	.35		.67		.86		.97	.95
Ratio of net investment income (%)	.01	*	.06		.35		1.67		2.66	2.22
a For the six months ended March 31, 2011 (Unaudited). b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Institutional Shares Years Ended September 30,	2011	a	2010	2009		2008	b
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.001		.002	.007		.002
Net realized and unrealized gain (loss)	—		—	.000	***	.000	***
Total from investment operations	.001		.002	.007		.002
Less distributions from: Net investment income	(.001)		(.003)	(.007)		(.002)
Net realized gains	—		—	(.000	)***	—
Total distributions	(.001)		(.003)	(.007)		(.002)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00
Total Return (%)c	.06	**	.29	.73		.24	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112		150	.007		.002
Ratio of expenses before expense reductions (%)	.35	*	.42	2.09		2.73	*
Ratio of expenses after expense reductions (%)	.25	*	.25	.25		.25	*
Ratio of net investment income (%)	.13	*	.24	.76		.24	**
a For the six months ended March 31, 2011 (Unaudited).
b For the period from September 9, 2008 (commencement of operations of Institutional Shares) to September 30, 2008.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

The Fund offers two classes of shares to investors: Tax-Exempt California Money Market Fund — Premier Shares ("Premier Shares") and Tax-Exempt California Money Market Fund — Institutional Shares ("Institutional Shares").

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income and capital gains to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $500 million of the Fund's average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from October 1, 2010 through September 30, 2011 for the Institutional Shares (through January 31, 2011 for the Premier Shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Premier Shares and the Institutional Shares at 0.90% and 0.25%, respectively.

Effective February 1, 2011 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Premier Shares at 1.00%.

Accordingly, for the six months ended March 31, 2011, the fee pursuant to the Investment Management Agreement aggregated $85,378, of which $71,148 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses on the Premier Shares of the Fund.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2011, the Administration Fee was $71,148, of which $10,997 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2011
Premier Shares	$12,636	$6,948	$5,688
Institutional Shares	11,619	—	11,619
	$24,255	$6,948	$17,307

Distribution Fee. Under the Fund's Premier Shares 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Premier Shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of the Premier Shares. For the six months ended March 31, 2011, the Distribution Fee for the Premier Shares aggregated $14,003, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,326, of which $802 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

4. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Shares	8,426,307	$8,426,307	21,474,964	$21,474,964
Institutional Shares	74,370,422	74,370,422	310,141,602	310,141,602
		$82,796,729		$331,616,566
Shares issued to shareholders in reinvestment of distributions
Premier Shares	420	$420	19,065	$19,065
Institutional Shares	85,422	85,422	162,328	162,328
		$85,842		$181,393
Shares redeemed
Premier Shares	(8,056,140)	$(8,056,140)	(185,665,542)	$(185,665,542)
Institutional Shares	(113,330,162)	(113,330,162)	(159,905,016)	(159,905,016)
		$(121,386,302)		$(345,570,558)
Net Increase (decrease)
Premier Shares	370,587	$370,587	(164,171,513)	$(164,171,513)
Institutional Shares	(38,874,318)	(38,874,318)	150,398,914	150,398,914
		$(38,503,731)		$(13,772,599)

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

October 4, 2010

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of a proposed pass-through to the funds of certain reporting costs associated with new regulations for money funds. My evaluation considered the following:

• My recently completed annual evaluation (please see my summary report of October 3, 2010), concluding that the prospective fees and expenses of all the DWS-sponsored money funds are reasonable.

• The fact that in my opinion the services DWS would provide under the combination of the Advisory and proposed Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• Management's analysis showing that the maximum total expense ratio impact of this change on any fund share class would be 1.3 basis points, which in my opinion is not material to my conclusions about the reasonableness of expenses.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the affected DWS-sponsored money funds are reasonable.

Thomas H. Mack

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 31, 2011